OPERATING LEASE LIABILITIES AND RIGHT OF USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Operating Lease Liabilities And Right Of Use Assets
SCHEDULE OF OPERATING LEASE LIABILITIES

Operating lease liabilities at December 31, 2024 and 2023, consist of:

	As of
	December 31,	December 31,
	2024	2023
Current portion	$768,544	$362,720
Long term portion	554,366	298,961
Total operating lease liabilities	$1,322,910	$661,681

SCHEDULE OF FUTURE OPERATING LEASE PAYMENTS

The following summarizes total future minimum operating lease payments at December 31, 2024:

The periods ending December 31,
2025	807,609
2026	337,377
2027	155,310
2028	94,621
Total minimum lease payments	1,394,917
Less: present value discount	(72,007)
Present value of minimum lease payments	1,322,910